Restructuring Costs, Net (Tables)	9 Months Ended
Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Manufacturing and distribution footprint optimization	$0.8	$5.6	$5.4	$10.8
Severance and other termination benefits	1.1	—	2.9	3.3
Impairment of property, plant and equipment	0.4	0.3	0.7	0.3
Gain on sale of equipment	—	(0.1)	—	(0.2)

	$2.3	$5.8	$9.0	$14.2

Summary of Activity in Accrued Restructuring Reserves

The following table summarizes the activity in accrued restructuring reserves during the nine months ended September 30, 2015 and 2014 (in millions):

	Severance Costs	Asset Impairments	Other	Total
Balance at December 31, 2014	$0.2	$—	$—	$0.2
Charges	2.9	0.7	5.4	9.0
Allocation to Autoparts Holdings	1.3	—	—	1.3
Usage	(0.8)	(0.7)	(5.4)	(6.9)

Balance at September 30, 2015	$3.6	$—	$—	$3.6

Balance at December 31, 2013	$1.4	$—	$—	$1.4
Charges	3.3	0.3	10.6	14.2
Usage	(4.2)	(0.3)	(10.6)	(15.1)

Balance at September 30, 2014	$0.5	$—	$—	$0.5